Organization and Business Description - Schedule of Operation of the UFG Entities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operation of the UFG Entities [Line Items]
Net revenue	$ 8,295,755	$ 8,688,208
Net income	848,927	(1,048,793)
Variable Interest Entity [Member]
Schedule of Operation of the UFG Entities [Line Items]
Net revenue	3,786,311	4,513,856
Net income	$ 51,322	$ 369,178